Subsequent Events	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events
Subsequent Events

Note 20: Subsequent Events

Management has evaluated the impact of events that have occurred subsequent to June 30, 2019. Based on this evaluation,  other than as recorded or disclosed within these interim  condensed consolidated combined financial  statements and related notes, the Company has determined no other events were required to be recognized or disclosed.

Note 20: Subsequent Events

Management has evaluated the impact of events that have occurred subsequent to September 30, 2019. Based on this evaluation,  other than disclosed within these interim  condensed consolidated combined financial  statements and related notes or described below, the Company has determined no other events were required to be recognized or disclosed.

On October 31, 2019, Camelot Finance S.A., an indirect wholly owned subsidiary of the Company, completed the offering of $700,000 in aggregate principal of its 4.50% Senior Secured Notes due 2026 (the "2026 Notes"). In connection with completion of the 2026 Notes offering, Camelot Finance S.A. entered into a new Senior Credit Facility, which provided $900,000 in Term Loan Borrowings (the "2019 Term Loan Facility") at a rate of Libor plus 3.25% and a $250,000 revolving line of credit (the "2019 Revolving Credit Facility") which is available to fund working capital and other general corporate needs. The 2019 Term Loan Facility was drawn down in full at inception effective October 2019.

The Company used the proceeds from the 2026 Notes offering, together with borrowings under the New Term Loan Facility, to redeem the existing 7.875% Senior Secured Notes, refinance outstanding borrowings of $846,320 on the existing Term Loan Facility, and pay fees and expenses associated with the refinancing of $20,000. In addition, the Company intends to use the remaining proceeds to meet its obligation to pay $200,000 under the TRA Buyout Agreement. After these uses of funds, the Company expects to have a net $12,000 in additional cash on hand as a result of the refinancing activity.

Per 2019 Revolving Credit Facility, the Company will be required to maintain a maximum total first lien net leverage ratio not in excess of 7.25 to 1.00. This springing covenant must be tested on the last day of any quarter where more than 35% of the 2019 Revolving Credit Facility (excluding (i) up to $20,000 in undrawn letters of credit and (ii) any cash collateralized letters of credit) is utilized at such date.

On November 3, 2019, the Company entered into an agreement with an unrelated third-party for the sale of certain assets and liabilities of its MarkMonitor business within its IP Group. The divestment is expected to close during the fourth quarter of 2019 for a consideration of approximately $5,000, subject to adjustments as defined in the Sales and Purchase Agreement, subject to typical working capital adjustments, and the Company expects to incur a book loss in the range of $5,000 to $15,000. As of September 30, 2019, the Company determined that no impairment existed and that these assets did not meet the criteria to be classified as held for sale and accordingly its results are presented with continuing operations.

Note 21: Subsequent Events

On January 14, 2019, the Company entered into a definitive agreement to merge with Churchill Capital Corporation (“Churchill”), a public investment vehicle listed on the New York Stock Exchange (Ticker: CCC). An amendment to this agreement was executed effective February 26, 2019. The Company’s existing shareholders will retain 100% of their equity, which converts to 73.8% ownership of the outstanding shares of the combined company at closing, assuming no redemptions by Churchill’s public stockholders. The remaining outstanding shares of the combined company will be held by the current stockholders and founders of Churchill. The transaction is expected to be completed during the second quarter of 2019, subject to approval by Churchill stockholders and other customary closing conditions. The combined company will be called Clarivate Analytics.

Prior to the consummation of the merger, Clarivate will enter into a tax receivable agreement with its current equity holders, which will provide for the sharing of tax benefits relating to certain pre-business combination tax attributes as those tax benefits are realized by Clarivate. Under the Tax Receivable Agreement, the aggregate reduction in income taxes payable will be computed by comparing the actual tax liability of Camelot Holdings (Jersey) Limited and its subsidiaries with the estimated tax liability of applicable entities had such entities not been able to utilize the Covered Tax Assets, taking into account several assumptions including, for example, that the relevant entities will pay U.S. state and local taxes at a rate of 7%, the tax assets existing at the time of the Company’s entry into the Tax Receivable Agreement are deemed to be utilized and give rise to a tax savings before certain other tax benefits, and certain asset or equity transfers by certain of the Company’s subsidiaries will be treated under the Tax Receivable Agreement as giving rise to tax benefits associated with the Covered Tax Assets implicated by such asset or equity transfers. Payments under the Tax Receivable Agreement will generally be made annually in cash, and the amounts payable will be subject to interest from the due date (without extensions) of the applicable tax filing that reflects a covered savings until the payment under the Tax Receivable Agreement is made. Tax Receivable Agreement payments are expected to commence in 2021 (with respect to taxable periods ending in 2019) and will be subject to deferral, at the Company’s election, for payment amounts in excess of $30 million for payments to be made in 2021 and 2022, but will not be subject to deferral thereafter. Amounts deferred under the preceding sentence will accrue interest until paid in accordance with the terms of the Tax Receivable Agreement. The Tax Receivable Agreement is subject to certain events of default that may give rise to an acceleration of the Company’s obligations under the Tax Receivable Agreement. The amount and timing of Tax Receivable Agreement payments, however, may vary based on a number of factors, including the amount, character and timing of our subsidiaries’ taxable income in the future, and any successful challenges to our tax positions. Consequently, we are unable to reliably estimate the timing or amount of payments expected to be made under the Tax Receivable Agreement.

Through January 31, 2019, management paid down $15,000 of the $45,000 outstanding Prior Revolving Credit Facility balance as of December 31, 2018.

Management has evaluated the impact of events that have occurred subsequent to December 31, 2018 through February 26, 2019, which is the date the financial statements were available for issuance. Based on this evaluation, other than as recorded or disclosed within these consolidated financial statements and related notes, the Company has determined no other events were required to be recognized or disclosed.